Document and Entity Information	May 19, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000703604
Document Type	8-K/A
Document Period End Date	May 19, 2023
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(888)
Local Phone Number	611-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Distribution Solutions Group, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on May 24, 2023 (the “Original Form 8-K”). The Original Form 8-K was filed to report the results of the Company’s 2023 Annual Meeting of Stockholders held on May 19, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes regarding the compensation of the Company’s named executive officers (“Say on Pay” votes). Except as set forth herein, no other changes have been made to the Original Form 8-K.